COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financing received from the Argentine Central Bank and other financial institutions (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Financing received from local financial institutions	$ 2,436,173	$ 11,893,380
Financing received from international institutions	255,796	5,326,454
Financing received from the Central Bank and other financial institutions	$ 2,691,969	$ 17,219,834